As filed with the Securities and Exchange Commission on May 17, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2012

Date of reporting period:  March 31, 2012

Item 1. Schedules of Investments.

Phocas Real Estate Fund
Schedule of Investments
March 31, 2012 (Unaudited)

Shares	COMMON STOCKS - 99.78%	Value
	Apartments - 12.80%
1,722	AvalonBay Communities, Inc.	$243,405
3,641	Equity Residential	228,000
683	Essex Property Trust, Inc.	103,481
		574,886
	Diversified - 13.85%
4,301	Colonial Properties Trust	93,461
6,436	Coresite Realty Corp.	151,825
3,008	Digital Realty Trust, Inc.	222,502
1,832	Vornado Realty Trust	154,254
		622,042
	Health Care - 8.36%
4,486	HCP, Inc.	177,018
3,471	Ventas, Inc.	198,194
		375,212
	Hotels - 6.81%
3,432	LaSalle Hotel Properties	96,576
31,824	Strategic Hotels & Resorts, Inc. (a)	209,402
		305,978
	Manufactured Homes - 2.19%
2,274	Sun Communities, Inc.	98,532
	Office Property - 18.88%
3,292	Alexandria Real Estate Equities, Inc.	240,744
2,857	Boston Properties, Inc.	299,957
1,879	Kilroy Reallty Corp.	87,580
2,833	SL Green Realty Corp.	219,699
		847,980
	Regional Malls - 15.63%
7,455	Glimcher Realty Trust	76,190
4,295	Simon Property Group, Inc.	625,695
		701,885
	Shopping Centers - 8.13%
4,134	Acadia Realty Trust	93,181
1,700	Federal Realty Investment Trust	164,543
3,301	Kimco Realty Corp.	63,577
1,479	Tanger Factory Outlet Centers, Inc.	43,971
		365,272
	Storage - 7.64%
11,474	CubeSmart	136,541
7,175	Extra Space Storage, Inc.	206,568
		343,109
	Warehouse/Industrial - 5.49%
8,812	First Potomac Realty Trust	106,537
3,891	Prologis, Inc.	140,154
		246,691

	TOTAL COMMON STOCKS (Cost $3,042,216)	4,481,587

	SHORT-TERM INVESTMENTS - 0.45%
20,025	Invesco STIT-STIC Prime Portfolio, 0.13% (b)	20,025
	TOTAL SHORT-TERM INVESTMENTS (Cost $20,025)	20,025

	Total Investments in Securites (Cost $3,062,241) - 100.23%	4,501,612
	Liabilities in Excess of Other Assets - (0.23)%	(10,344)
	NET ASSETS - 100.00%	$4,491,268

(a) Non-income producing security.
(b) Rate shown is the 7-day yield as of March 31, 2012.

Note 1 – Securities Valuation

The Phocas Real Estate Fund’s (the “Fund”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Apartments	$574,886	$-	$-	$574,886
Diversified	622,042	-	-	622,042
Health Care	375,212	-	-	375,212
Hotels	305,978	-	-	305,978
Manufactured Homes	98,532	-	-	98,532
Office Property	847,980	-	-	847,980
Regional Malls	701,885	-	-	701,885
Shopping Centers	365,272	-	-	365,272
Storage	343,109	-	-	343,109
Warehouse/Industrial	246,691	-	-	246,691
Total Common Stocks	4,481,587	-	-	4,481,587
Short-Term Investments	20,025	-	-	20,025
Total Investments in Securities	$4,501,612	$-	$-	$4,501,612

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at March 31, 2012, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the quarter ended March 31, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows*:

Cost of investments	$3,166,203

Gross unrealized appreciation	$1,468,536
Gross unrealized depreciation	(133,127)
Net unrealized appreciation	$1,335,409

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date  5/15/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date  5/15/2012

By (Signature and Title)*/s/ Cheryl L. King
  Cheryl L. King, Treasurer

Date  5/15/2012

* Print the name and title of each signing officer under his or her signature.